Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Registrant Name	ENTRÉE RESOURCES LTD.
Entity Central Index Key	0001271554
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	192,687,906
Document Registration Statement	false
Document Annual Report	true
Entity Interactive Data Current	Yes
Entity Current Reporting Status	Yes
ICFR Auditor Attestation Flag	true
Entity Incorporation, State or Country Code	A1
Entity File Number	001-32570
Entity Address, Address Line One	Suite 1650 – 1066 West Hastings Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6E 3X1
City Area Code	604
Local Phone Number	687-4777
Annual Information Form	true
Audited Annual Financial Statements	true
Auditor Name	DAVIDSON & COMPANY LLP
Auditor Firm ID	731
Auditor Location	Vancouver, Canada
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	National Registered Agents, Inc.
Entity Address, Address Line One	1015 15th Street, NW
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20005
City Area Code	202
Local Phone Number	572-3133